Average Annual Total Returns	12 Months Ended	13 Months Ended	17 Months Ended	20 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	27.79%	23.39%	25.72%
Tema American Reshoring ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%			27.71%
Performance Inception Date				May 11, 2023
Tema American Reshoring ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.98%			27.62%
Tema Durable Quality ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.01%			16.49%
Performance Inception Date				May 11, 2023
Tema Durable Quality ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.29%			15.98%
Tema Durable Quality ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.28%			12.58%
Tema Heart & Health ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(3.60%)	9.87%
Performance Inception Date		Nov. 21, 2023
Tema Heart & Health ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.13%)	9.32%
Tema Heart & Health ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(2.06%)	7.34%
Tema Oncology ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(5.33%)		(0.07%)
Performance Inception Date			Aug. 15, 2023
Tema Oncology ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(6.37%)		(1.02%)
Tema Oncology ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(3.10%)		(0.40%)
Tema Luxury ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(4.49%)			(5.30%)
Performance Inception Date				May 11, 2023
Tema Luxury ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.60%)			(5.47%)
Tema Luxury ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.69%)			(3.71%)